Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Significant Changes in Gross Carrying Amount of Loans to Customers

The tables below present information about the significant changes in the gross carrying amount of loans to customers during the period that contributed to changes in the allowance for impairment losses during the years ended 31 December 2024 and 2025:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers at amortized cost

Gross carrying amount as at 1 January 2024	4,048,478	55,804	363,703	10,504	4,478,489

Changes in the gross carrying amount
- Transfer to Stage 1	65,305	(13,657)	(51,648)	—	—
- Transfer to Stage 2	(76,678)	102,681	(26,003)	—	—
- Transfer to Stage 3	(266,377)	(24,694)	291,071	—	—
New loans to customers originated or purchased	4,507,341	—	—	21,310	4,528,651
Loans to customers that have been repaid or derecognized	(2,830,265)	(33,883)	(18,736)	(8,678)	(2,891,562)
Write-offs	—	—	(89,272)	—	(89,272)
Recovery from off-balance loans to customers	—	—	16,137	—	16,137

Gross carrying amount as at 31 December 2024	5,447,804	86,251	485,252	23,136	6,042,443

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers at amortized cost

Gross carrying amount as at 1 January 2025	5,447,804	86,251	485,252	23,136	6,042,443

Changes in the gross carrying amount
- Transfer to Stage 1	78,937	(17,388)	(61,549)	—	—
- Transfer to Stage 2	(118,983)	153,117	(34,134)	—	—
- Transfer to Stage 3	(378,113)	(55,316)	433,429	—	—
New loans to customers originated or purchased	5,348,309	—	—	(1,934)	5,346,375
Loans to customers that have been repaid or derecognized	(3,719,369)	(41,284)	(24,301)	(1,321)	(3,786,275)
Write-offs	—	—	(118,895)	—	(118,895)
On acquisition of subsidiary	32,578	4,420	4,944	—	41,942
Recovery from off-balance loans to customers	—	—	18,336	—	18,336

Gross carrying amount as at 31 December 2025	6,691,163	129,800	703,082	19,881	7,543,926

Summary of External Credit Ratings

Financial assets, other than loans to customers and other financial assets, are graded according to their external credit ratings issued by an international rating agencies, such as Standard and Poor’s, Fitch and Moody’s Investors Services. The highest possible rating is AAA.

	A- and higher	BBB+ to BBB-	BB+ to B-	CCC+ and lower	Not rated	Total
Gross carrying value
31 December 2024
Cash and cash equivalents, excluding cash on hand	203,364	210,591	1,077	273	7,247	422,552
Mandatory cash balances with NBRK	—	57,307	—	—	—	57,307
Due from banks	36,457	1,328	—	—	130	37,915
Investment securities and derivatives	48,687	1,378,268	4,957	—	75,620	1,507,532

31 December 2025
Cash and cash equivalents, excluding cash on hand	137,756	445,137	133,683	—	5,203	721,779
Mandatory cash balances with NBRK	—	305,126	—	—	—	305,126
Due from banks	41,946	962	2,420	—	6,631	51,959
Investment securities and derivatives	243,712	867,317	24,039	—	43,012	1,178,080

Summary of financial assets and liabilities liquidity and interest rate risks

An analysis of the financial assets and liabilities liquidity and interest rate risks is presented in the following table on discounted basis:

	Up to 1 month	1 month to 3 months	3 months to 1 year	1 year to 5 years	Over 5 years	2024 Total
Cash and cash equivalents	388,707	6	—	—	—	388,713
Due from banks	2,267	2,315	33,016	310	—	37,908
Investment securities	153,419	81,250	358,229	627,589	268,718	1,489,205
Loans to customers	485,611	728,514	2,242,972	2,039,044	250,459	5,746,600
Total interest bearing financial assets	1,030,004	812,085	2,634,217	2,666,943	519,177	7,662,426

Cash and cash equivalents	230,757	—	—	—	—	230,757
Mandatory cash balances with National Bank of the Republic of Kazakhstan	57,307	—	—	—	—	57,307
Derivative financial assets	1,011	2,340	7,126	6,672	—	17,149
Investment securities	417	—	—	—	60	477
Other financial assets	29,793	—	—	—	—	29,793
Total non-interest bearing financial assets	319,285	2,340	7,126	6,672	60	335,483
Total financial assets	1,349,289	814,425	2,641,343	2,673,615	519,237	7,997,909

Due to banks	24,474	—	—	—	—	24,474
Customer accounts	672,334	970,692	3,738,339	46,994	5,776	5,434,135
Debt securities issued	51,050	—	—	—	—	51,050
Subordinated debt	3,300	—	59,116	—	—	62,416
Total interest bearing financial liabilities	751,158	970,692	3,797,455	46,994	5,776	5,572,075

Customer accounts	1,127,815	—	—	—	—	1,127,815
Trade liabilities	—	22,454	—	—	—	22,454
Derivative financial liabilities	133	129	—	—	—	262
Other financial liabilities	18,992	—	—	—	—	18,992
Total non-interest bearing financial liabilities	1,146,940	22,583	—	—	—	1,169,523
Total financial liabilities	1,898,098	993,275	3,797,455	46,994	5,776	6,741,598
Guarantees issued and similar commitments	250	32	423	5,251	—	5,956
Total financial liabilities and commitments	1,898,348	993,307	3,797,878	52,245	5,776	6,747,554
Liquidity surplus/(gap)	(549,059)	(178,882)	(1,156,535)	2,621,370	513,461
Cumulative liquidity surplus/(gap)	(549,059)	(727,941)	(1,884,476)	736,894	1,250,355

Interest sensitivity surplus/(gap)	278,846	(158,607)	(1,163,238)	2,619,949	513,401
Cumulative interest sensitivity surplus/(gap)	278,846	120,239	(1,042,999)	1,576,950	2,090,351

	Up to 1 month	1 month to 3 months	3 months to 1 year	1 year to 5 years	Over 5 years	2025 Total
Cash and cash equivalents	706,448	—	—	—	—	706,448
Due from banks	2,135	1,930	47,886	—	—	51,951
Investment securities	54,601	270,644	177,690	500,541	151,325	1,154,801
Loans to customers	882,217	919,753	2,705,255	2,662,182	2,755	7,172,162
Total interest bearing financial assets	1,645,401	1,192,327	2,930,831	3,162,723	154,080	9,085,362

Cash and cash equivalents	196,695	—	—	—	—	196,695
Mandatory cash balances with National Bank of the Republic of Kazakhstan	305,126	—	—	—	—	305,126
Derivative financial assets	22,378	2,073	6	—	80	24,537
Investment securities	418	—	—	—	63	481
Other financial assets	57,019	40,406	—	—	—	97,425
Total non-interest bearing financial assets	581,636	42,479	6	—	143	624,264
Total financial assets	2,227,037	1,234,806	2,930,837	3,162,723	154,223	9,709,626

Due to banks	15,712	471	—	—	—	16,183
Customer accounts	1,496,544	1,414,973	3,379,009	37,009	5,776	6,333,311
Debt securities issued	—	—	5,420	326,572	—	331,992
Total interest bearing financial liabilities	1,512,256	1,415,444	3,384,429	363,581	5,776	6,681,486

Customer accounts	1,197,975	—	—	—	—	1,197,975
Trade liabilities	255,758	84,530	6,113	—	—	346,401
Derivative financial liabilities	1,010	1,747	4,302	—	—	7,059
Other financial liabilities	39,485	373	4,773	9,224	—	53,855
Total non-interest bearing financial liabilities	1,494,228	86,650	15,188	9,224	—	1,605,290
Total financial liabilities	3,006,484	1,502,094	3,399,617	372,805	5,776	8,286,776
Guarantees issued and similar commitments	—	218	—	5,055	—	5,273
Total financial liabilities and commitments	3,006,484	1,502,312	3,399,617	377,860	5,776	8,292,049
Liquidity surplus/(gap)	(779,447)	(267,506)	(468,780)	2,784,863	148,447
Cumulative liquidity surplus/(gap)	(779,447)	(1,046,953)	(1,515,733)	1,269,130	1,417,577

Interest sensitivity surplus/(gap)	133,145	(223,117)	(453,598)	2,799,142	148,304
Cumulative interest sensitivity surplus/(gap)	133,145	(89,972)	(543,570)	2,255,572	2,403,876

Schedule of Foreign Currency Exchange Rate Risk

The Group’s exposure to foreign currency exchange rate risk is presented in the table below:

	Tenge	USD USD 1 = KZT 525.11	EUR EUR 1 = KZT 546.74	Other currency	2024 Total
Non-derivative financial assets
Total non-derivative financial assets	7,552,496	388,027	25,336	14,899	7,980,758

Non-derivative financial liabilities
Total non-derivative financial liabilities	6,153,015	579,664	6,247	2,673	6,741,599

NET POSITION ON NON- DERIVATIVE FINANCIAL INSTRUMENTS	1,399,481	(191,637)	19,089	12,226

Derivative financial instruments
Accounts payable on spot and derivative contracts	(251,281)	(95,760)	(59,595)	(2,709)	(409,345)
Accounts receivable on spot and derivative contracts	69,674	316,929	43,192	1,340	431,135
NET POSITION ON DERIVATIVE FINANCIAL INSTRUMENTS	(181,607)	221,169	(16,403)	(1,369)	21,790

NET POSITION	1,217,874	29,532	2,686	10,857

	Tenge	USD USD 1 = KZT 505.53	EUR EUR 1 = KZT 593.44	TRY TRY 1= KZT 11.80	Other currency	2025 Total
Non-derivative financial assets
Total non-derivative financial assets	8,883,016	563,151	20,214	199,829	18,883	9,685,093

Non-derivative financial liabilities
Total non-derivative financial liabilities	7,060,636	903,121	9,884	310,435	2,861	8,286,937

NET POSITION ON NON- DERIVATIVE FINANCIAL INSTRUMENTS	1,822,380	(339,970)	10,330	(110,606)	16,022

Derivative financial instruments
Accounts payable on spot and derivative contracts	(299,866)	(21,304)	(70,085)	—	(63,232)	(454,487)
Accounts receivable on spot and derivative contracts	17,418	316,357	62,938	537	61,127	458,377
NET POSITION ON DERIVATIVE FINANCIAL INSTRUMENTS	(282,448)	295,053	(7,147)	537	(2,105)	3,890

NET POSITION	1,539,932	(44,917)	3,183	(110,069)	13,917

Total for all internal credit grades [member]
Disclosure of detailed information about financial instruments [line items]
Schedule of Internal Rating Model to Classify Individually Significant Loans to Customers in Different Risk Categories

The Group uses an internal rating model to classify individually significant loans to customers in different risk categories:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers that are individually assessed for impairment
Grades: Low to fair risk	5,120	—	—	—	5,120
Grade: Impaired	—	—	5,260	—	5,260
Loans to customers that are collectively assessed for impairment	5,442,684	86,251	479,992	23,136	6,032,063

Total gross carrying amount	5,447,804	86,251	485,252	23,136	6,042,443
Allowance for impairment losses	(77,521)	(22,378)	(193,759)	(2,185)	(295,843)
Carrying amount as at 31 December 2024	5,370,283	63,873	291,493	20,951	5,746,600

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Loans to customers that are individually assessed for impairment
Grades: Low to fair risk	4,172	—	—	—	4,172
Grade: Impaired	—	—	4,428	—	4,428
Loans to customers that are collectively assessed for impairment	6,686,991	129,800	698,654	19,881	7,535,326

Total gross carrying amount	6,691,163	129,800	703,082	19,881	7,543,926
Allowance for impairment losses	(74,162)	(26,061)	(270,058)	(1,483)	(371,764)
Carrying amount as at 31 December 2025	6,617,001	103,739	433,024	18,398	7,172,162

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Due from banks
High grade (A- and higher)	36,464	—	—	36,464
Investment grade (BBB+ - BBB-)	1,328	—	—	1,328
Investment grade (BB+ - B-)	123	—	—	123

Total gross carrying amount	37,915	—	—	37,915
Allowance for impairment losses	(7)	—	—	(7)
Carrying amount as at 31 December 2024	37,908	—	—	37,908

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Due from banks
High grade (A- and higher)	49,946	—	—	49,946
Investment grade (BBB+ - BBB-)	962	—	—	962
Not rated	1,051	—	—	1,051

Total gross carrying amount	51,959	—	—	51,959
Allowance for impairment losses	(8)	—	—	(8)
Carrying amount as at 31 December 2025	51,951	—	—	51,951

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Investment debt securities
High grade (A- and higher)	36,415	—	—	36,415
Investment grade (BBB+ - BBB-)	1,373,391	—	—	1,373,391
Non-Investment grade (BB+ - B-)	4,957	—	—	4,957
Not rated	70,614	567	3,261	74,442
Сarrying amount as at 31 December 2024	1,485,377	567	3,261	1,489,205

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Investment debt securities
High grade (A- and higher)	243,391	—	—	243,391
Investment grade (BBB+ - BBB-)	867,166	—	—	867,166
Non-Investment grade (BB+ - B-)	2,395	—	—	2,395
Not rated	37,624	3,663	561	41,848
Сarrying amount as at 31 December 2025	1,150,576	3,663	561	1,154,800

Loans to Customers
Disclosure of detailed information about financial instruments [line items]
Significant Changes in Gross Carrying Amount of Loans to Customers	The following tables refer to modified loans to customers where modification does not result in derecognition.

Loans to customers (with allowance for impairment losses based on lifetime ECL) modified during the years ended 31 December 2024 and 2025:

	2024	2025
Gross carrying amount of loans to customers that are impaired after modification but not NPL as at 1 January	68,029	80,012
Gross carrying amount of modified loans to customers within period	157,179	201,556
Loans to customers transferred to non impaired category (cured loans)	(92,276)	(121,395)
Loans to customers transferred to NPL	(33,178)	(46,539)
Repaid loans to customers	(19,742)	(43,644)
Gross carrying amount of loans to customers that are impaired after modification but not NPL as at 31 December	80,012	69,990